SHARE-BASED AWARDS (Summary of Restricted Shares) (Details) - Restricted shares [Member] - $ / shares								12 Months Ended
	Oct. 02, 2018	Sep. 13, 2017	Aug. 08, 2017	Aug. 07, 2017	Aug. 01, 2014	Jul. 01, 2014	Feb. 18, 2014	Dec. 31, 2023
SHARE-BASED AWARDS
Numbers of shares, Beginning balance								10,785,789
Numbers of shares, Granted	5,992,605	45,000	3,319,200	1,453,950	69,564	21,132	1,370,250
Numbers of shares, Ending balance								10,785,789
Numbers of shares, Exercisable								10,785,789
Weighted average grant date fair value, Beginning balance								$ 1.31
Weighted average grant date fair value, Ending balance								1.31
Weighted average grant date fair value, Exercisable								$ 1.31
February 18, 2014 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								1,370,250
Weighted average grant date fair value, Granted								$ 1.93
July 1, 2014 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								21,132
Weighted average grant date fair value, Granted								$ 2.35
August 1, 2014 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								69,564
Weighted average grant date fair value, Granted								$ 2.44
August 7, 2017 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								1,453,950
Weighted average grant date fair value, Granted								$ 1.33
August 8, 2017 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								3,319,200
Weighted average grant date fair value, Granted								$ 1.34
September 13, 2017 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								45,000
Weighted average grant date fair value, Granted								$ 1.33
October 2, 2018 [Member]
SHARE-BASED AWARDS
Numbers of shares, Granted								5,992,605
Weighted average grant date fair value, Granted								$ 1.19